CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on available-for-sale securities, tax	$ 0	$ (314)	$ 314